Intangible assets, net - Schedule of Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible assets, net
Subtotal	¥ 162,288	¥ 167,255
Less: Accumulated amortization	(117,756)	(118,842)
Less: Impairment	(22,322)	(22,322)
Total	22,210	26,091		$ 3,043
Impairment charges	0	0	¥ 0
Travel license
Intangible assets, net
Subtotal	30,456	30,456
Less: Accumulated amortization	(17,005)	(15,703)
Total	¥ 13,451	¥ 14,753		$ 1,843
Weighted average useful life	18 years	18 years		18 years
Insurance agency license
Intangible assets, net
Subtotal	¥ 11,711	¥ 11,711
Less: Accumulated amortization	(5,514)	(4,928)
Total	¥ 6,197	¥ 6,783		$ 849
Weighted average useful life	20 years	20 years		20 years
Software
Intangible assets, net
Subtotal	¥ 66,861	¥ 65,688
Less: Accumulated amortization	(65,843)	(64,341)
Total	¥ 1,018	¥ 1,347		$ 139
Weighted average useful life	4 years	4 years		4 years
Technology
Intangible assets, net
Subtotal	¥ 4,300	¥ 4,300
Less: Accumulated amortization	(2,929)	(2,473)
Total	¥ 1,371	¥ 1,827		$ 188
Weighted average useful life	9 years	9 years		9 years
Trade names
Intangible assets, net
Subtotal	¥ 35,800	¥ 38,264
Less: Accumulated amortization	(20,145)	(21,401)
Less: Impairment	(15,482)	(15,482)
Total	¥ 173	¥ 1,381		$ 24
Weighted average useful life	13 years	12 years		13 years
Customer relationship
Intangible assets, net
Subtotal	¥ 11,020	¥ 11,020
Less: Accumulated amortization	(4,180)	(4,180)
Less: Impairment	¥ (6,840)	¥ (6,840)
Weighted average useful life	15 years	15 years		15 years
Non-compete agreements
Intangible assets, net
Subtotal	¥ 2,140	¥ 5,816
Less: Accumulated amortization	¥ (2,140)	¥ (5,816)
Weighted average useful life	5 years	6 years		5 years